FORUM FUNDS

190 MIDDLE STREET, SUITE 101

PORTLAND, MAINE 04101

207-347-2000

November 3, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Forum Funds (the “Registrant”)
File No.: 002-67052/811-03023
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectus and Statement of Additional Information for the Auxier Focus Fund, dated November 1, 2025, do not differ from those contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on October 21, 2025 (accession number 0001398344-25-019474).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2038 or lindsey.dorval@apexgroup.com.

Sincerely,

/s/ Lindsey Dorval
Lindsey Dorval, Esq.
Vice President and Secretary to the Registrant